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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             Distribution Report Pursuant to Section 13 or 15(d) of
                       the Securities Exchange Act of 1934

  For the monthly distribution period from October 1, 2006 to October 31, 2006

                    Commission File Number of issuing entity:
                                  333-131213-26

                           RALI Series 2006-QA9 Trust
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-131213

                        Residential Accredit Loans, Inc.
              (Exact name of depositor as specified in its charter)

                        Residential Funding Company, LLC
               (Exact name of sponsor as specified in its charter)

                     New York                                       None
 (State or other jurisdiction of incorporation or            (I.R.S. Employer
        organization of the issuing entity)                  Identification No.)

c/o Residential Funding Company, LLC, as Master Servicer
         8400 Normandale Lake Boulevard                             55437
          Minneapolis, Minnesota 55437                              (Zip Code)
    (Address of principal executive offices of
                  issuing entity)

                                 (952) 857-7000
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

           Title of Class            Registered/reported pursuant to (check one)        Name of exchange
                                                                                       (If Section 12(b))
                                        Section       Section    Section 15(d)
                                         12(b)         12(g)
Mortgage Asset-Backed Pass-Through
Certificates, Series 2006-QA9, in
the classes specified herein             [___]         [___]         [ X ]               _______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No

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                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.

        The  response  to  Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

        Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the RALI Series 2006-QA9 Mortgage Asset-Backed Pass-Through Certificates (the "Certificates") dated October 26, 2006, and related Prospectus dated October 26, 2006 (collectively, the "Prospectus"), of the RALI Series 2006-QA9 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.

        The following classes of Certificates were offered under the Prospectus:
Class A-1, Class A-2, Class M-1, Class M-2, Class M-3, Class M-4, Class M-5 and Class M-6.

                           PART II - OTHER INFORMATION

ITEM 2 - Legal Proceedings

Nothing to report.

ITEM 3 - Sales of Securities and Use of Proceeds.

On the closing date of the issuance of the Certificates, the Class SB Certificates, the Class R-1 Certificates and the Class R-X Certificates, other than a de minimis portion of each of the Class R-1 Certificates, were sold to a limited number of qualified institutional buyers, institutional accredited investors or non-United States persons in transactions exempt from registration under the Securities Act of 1933 (the "Act") pursuant to Regulation D, Regulation S or Rule 144A under the Act.

ITEM 4 - Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 - Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 - Significant Obligors of Pool Assets.

Inapplicable.

ITEM 7 - Significant Enhancement Provider Information.

Nothing to report.

ITEM 8 - Other Information.

Nothing to report.

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ITEM 9 - Exhibits

        (a) Documents filed as part of this report.

Exhibit 99.1   November 2006 Monthly Statement to Certificateholders.

        (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Series Supplement, dated as of October 30, 2006, and the Standard Terms of Pooling and Servicing Agreement, dated as of October 30, 2006, among Residential Accredit Loans, Inc., as company, Residential Funding Company, LLC, as master servicer, and Deutsche Bank Trust Company Americas, as trustee (incorporated by reference to Exhibit 10.1 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on November 14, 2006).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of October 30, 2006, between Residential Funding Company, LLC and Residential Accredit Loans, Inc. (incorporated by reference to Exhibit 10.2 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on November 14,
                2006).

Exhibit 10.3 SB-AM Swap Confirmation, dated as of October 30, 2006, between Deutsche Bank Trust Company Americas, as Supplemental Interest Trust Trustee for the benefit of RALI Series 2006-QA9 Supplemental Interest Trust, acting on behalf of the Class SB Certificateholders, and Deutsche Bank Trust Company Americas, as Supplemental Trust Trustee for the benefit of RALI Series 2006-QA9 Supplemental Interest Trust, acting on behalf of the Class A Certificateholders and the Class M Certificateholders (incorporated by reference to Exhibit 10.3 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on November 14, 2006).

Exhibit 10.4 Swap Novation Confirmation, dated as of the October 30, 2006, between Deutsche Bank Trust Company Americas, not in its individual capacity but solely as supplemental interest trust trustee on behalf of the supplemental interest trust created under the Pooling and Servicing Agreement in respect of RALI 2006-QA9, and Credit Suisse International (incorporated by reference to Exhibit 10.4 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on November 14, 2006).

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

Exhibit 10.5 Swap Confirmation, dated as of the October 30, 2006, between Deutsche Bank Trust Company Americas, not in its individual capacity but solely as supplemental interest trust trustee on behalf of the supplemental interest trust created under the Pooling and Servicing Agreement in respect of RALI 2006-QA9, and Credit Suisse International (incorporated by reference to
                Exhibit 10.5 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on November 14, 2006).

Exhibit 10.6 Swap Schedule, dated as of the October 30, 2006, between Deutsche Bank Trust Company Americas, not in its individual capacity but solely as supplemental interest trust trustee on behalf of the supplemental interest trust created under the Pooling and Servicing Agreement in respect of RALI 2006-QA9, and Credit Suisse International (incorporated by reference to
                Exhibit 10.6 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on November 14, 2006).

Exhibit 10.7 ISDA Credit Support Annex to the Swap Schedule to the ISDA Master Agreement, dated as of the October 30, 2006, between Deutsche Bank Trust Company Americas, not in its individual capacity but solely as supplemental interest trust trustee on behalf of the supplemental interest trust created under the Pooling and Servicing Agreement in respect of RALI 2006-QA9, and Credit Suisse International (incorporated by reference to
                Exhibit 10.7 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on November 14, 2006).

Exhibit 10.8 Cap Novation Confirmation, dated as of the October 30, 2006, between Deutsche Bank Trust Company Americas, as trustee on behalf of the RALI Series 2006-QA9 Trust, and Credit Suisse International (incorporated by reference to Exhibit 10.8 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on November 14,
                2006).

Exhibit 10.9 Cap Confirmation, dated as of October 30, 2006, between Deutsche Bank Trust Company Americas, as trustee on behalf of the RALI Series 2006-QA9 Trust, and Credit Suisse International (incorporated by reference to Exhibit 10.9 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on November 14, 2006).

Exhibit 10.10 ISDA Credit Support Annex to the Cap Schedule to the ISDA Master Agreement, dated as of the October 30, 2006, between Deutsche Bank Trust Company Americas, not in its individual capacity but solely as trustee on behalf of the trust created under the Pooling and Servicing Agreement in respect of RALI 2006-QA9, and Credit Suisse International (incorporated by reference to
                Exhibit 10.10 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on November 14, 2006).

Exhibit 10.11 Cap Schedule to the ISDA Master Agreement, dated as of October 30, 2006, between Deutsche Bank Trust Company Americas, as trustee on behalf of the RALI Series 2006-QA9 Trust, and Credit Suisse International (incorporated by reference to Exhibit 10.11 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on November 14,
                2006).

Exhibit 99.1    November 2006 Monthly Statement to Certificateholders

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                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  November 25, 2006



                                    RALI Series 2006-QA9 Trust
                                    (Issuing entity)

                                    By:   Residential Funding Company, LLC,
                                          as Master Servicer


                                            By:  /s/ Darsi Meyer
                                                 Name:   Darsi Meyer
                                                 Title:  Director

             EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS

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